PENSION AND POSTRETIREMENT BENEFIT - Weighted Average Assumptions (Details) - Pension Benefits	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	0.00%
Long-term rate of return	6.00%	0.00%